Voya VACS Series SC Fund Expense Example - Voya VACS Series SC Fund - No Class	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	27
Expense Example, with Redemption, 5 Years	51
Expense Example, with Redemption, 10 Years	$ 123